Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment
Schedule of statement of financial position details

	December 31, 2025				December 31, 2024
	Cost	Depreciation	Net	Useful Life	Cost	Depreciation	Net	Useful Life

Land	94,001	-	94,001	-	94,751	-	94,751	-
Buildings	134,818	(49,179)	85,639	50 years	127,968	(47,048)	80,920	50 years
Equipment	629,653	(346,037)	283,616	5 - 20 years	480,800	(331,056)	149,744	5 - 20 years
Transportation equipment	126,689	(18,394)	108,295	10 years	35,163	(11,624)	23,539	10 years
Furniture and fixtures	41,465	(19,141)	22,324	15 years	38,557	(17,777)	20,780	15 years
Power generation infrastructure	165,100	(18,084)	147,016	15 - 20 years	126,102	(4,569)	121,533	15 - 20 years
Other	7,278	(620)	6,658	20 years	7,487	(558)	6,929	20 years
Work in progress	143,242	-	143,242	-	63,352	-	63,352	-
Total	1,342,246	(451,455)	890,791		974,180	(412,632)	561,548

Schedule of changes in property, plant, and equipment

	December 31, 2024	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2025

Land	94,751	62	(812)	-	-	94,001
Buildings	80,920	1,173	5,682	-	(2,136)	85,639
Equipment	149,744	-	161,333	(563)	(26,898)	283,616
Transportation equipment	23,539	-	92,046	(5)	(7,285)	108,295
Furniture and fixtures	20,780	-	3,896	(93)	(2,259)	22,324
Power generation infrastructure	121,533	-	34,335	-	(8,852)	147,016
Other	6,929	-	(36)	(45)	(190)	6,658
Work in progress	63,352	290,755	(210,865)	-	-	143,242
Total	561,548	291,990	85,579	(706)	(47,620)	890,791

	December 31, 2023	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2024

Land	94,228	-	523	-	-	94,751
Buildings	73,088	670	9,404	-	(2,242)	80,920
Equipment	110,082	-	69,544	(256)	(29,626)	149,744
Transportation equipment	4,179	-	20,226	-	(866)	23,539
Furniture and fixtures	21,194	47	1,706	(31)	(2,136)	20,780
Power generation infrastructure	43,196	-	82,377	-	(4,040)	121,533
Other	6,873	12	249	-	(205)	6,929
Work in progress	121,720	99,998	(158,366)	-	-	63,352
Total	474,560	100,727	25,663	(287)	(39,115)	561,548